Fair Value Measurements and Financial Instruments - Reconciliation of Level 3 Fair Value Measurements of Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Warrant Liability | Liberty Warrants and Liberty Advisory Fee Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 2,017	$ 6,191
Issues	0
Remeasurement (gain)/loss	(933)	(3,852)
Ending balance	1,084	2,339
Warrant Liability | PIPE Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	97	311
Issues	0
Remeasurement (gain)/loss	(41)	(202)
Ending balance	56	109
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	419	1,353
Issues	0
Remeasurement (gain)/loss	(206)	(849)
Ending balance	213	504
Borrowings
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues	30,000
Remeasurement (gain)/loss	6,430	0
Ending balance	$ 36,430	$ 0